PRIVATE PLACEMENT	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ROMAN DBDR TECH ACQUISITION CORP.
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 10,375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, or $10,375,000 in the aggregate, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share. In connection with the underwriters’ partial exercise of the over-allotment option on November 17, 2020, the Company sold an additional 462,400 Private Placement Warrants, at a purchase price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $462,400. The proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 10,375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, or $10,375,000 in the aggregate, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share. In connection with the underwriters’ partial exercise of the over-allotment option on November 17, 2020, the Company sold an additional 462,400 Private Placement Warrants, at a purchase price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $462,400. The proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.